Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

(In thousands except shares and per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
		(As Restated)		(As Restated)
Numerator – basic and diluted:
Net loss	$(224,217)	$(105,556)	$(609,192)	$(225,428)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	—	—	—	—
Less: Net loss attributable to the noncontrolling interest post Business Combination	204,462	$103,484	576,301	$221,476
Net loss attributable to common shareholders	$(19,755)	$(2,072)	$(32,891)	$(3,952)
Denominator – basic and diluted:
Weighted-average shares of Class A common stock outstanding – basic	12,703,472	2,761,476	7,097,032	2,125,539
Effect of dilutive securities:
Weighted-average shares of Class A common stock outstanding – dilutive	12,703,472	2,761,476	7,097,032	2,125,539
Earnings per share of Class A common stock – basic	$(1.56)	$(0.75)	$(4.63)	$(1.86)
Earnings per share of Class A common stock – diluted	$(1.56)	$(0.75)	$(4.63)	$(1.86)

The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

(In thousands except shares and per share amounts)	Year ended December 31, 2022
Numerator - basic and diluted:
Net loss	$(401,905)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	28,640
Less: Net loss attributable to the noncontrolling interest post Business Combination	365,848
Net loss attributable to common shareholders	$(7,417)
Denominator - basic and diluted:
Weighted-average shares of Class A common stock outstanding - basic	2,473,005
Effect of dilutive securities:
Weighted-average shares of Class A common stock outstanding - dilutive	2,473,005
Earnings per share of Class A common stock - basic	$(3.00)
Earnings per share of Class A common stock - diluted	$(3.00)